Note 20 - Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
(Dollar amounts in thousands)	Three Months Ended
	March 31,	June 30,	September 30,	December 31,
	2013	2013	2013	2013

Total interest income	$7,014	$6,947	$7,174	$7,043
Total interest expense	1,429	1,357	1,328	1,136

Net interest income	5,585	5,590	5,846	5,907
Provision for loan losses	313	300	153	(570)

Net interest income after provision for loan losses	5,272	5,290	5,693	6,477

Total noninterest income	868	819	808	650
Total noninterest expense	4,001	3,948	4,115	4,806

Income before income taxes	2,139	2,161	2,386	2,321
Income taxes	482	476	521	500

Net income	$1,657	$1,685	$1,865	$1,821

Per share data:
Net income
Basic	$0.84	$0.82	$0.92	$0.90
Diluted	0.83	0.82	0.92	0.90
Average shares outstanding:
Basic	1,999,645	2,017,264	2,022,490	2,027,680
Diluted	2,010,292	2,023,961	2,029,420	2,032,611
(Dollar amounts in thousands)	Three Months Ended
	March 31,	June 30,	September 30,	December 31,
	2012	2012	2012	2012

Total interest income	$7,232	$7,223	$7,342	$6,949
Total interest expense	1,686	1,646	1,602	1,513

Net interest income	5,546	5,577	5,740	5,436
Provision for loan losses	600	450	143	975

Net interest income after provision for loan losses	4,946	5,127	5,597	4,461

Total noninterest income	794	1,017	868	772
Total noninterest expense	3,782	4,041	4,122	3,694

Income before income taxes	1,958	2,103	2,343	1,539
Income taxes	435	463	494	270

Net income	$1,523	$1,640	$1,849	$1,269

Per share data:
Net income
Basic	$0.86	$0.85	$0.93	$0.65
Diluted	0.86	0.85	0.93	0.64
Average shares outstanding:
Basic	1,763,982	1,919,333	1,978,181	1,984,818
Diluted	1,764,585	1,921,205	1,983,863	1,991,354